Schedule of Wholly-owned and Partially Owned Operating Subsidiaries (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Aya Biosciences, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Pharmaceutical	Pharmaceutical
Jurisdiction	US	US
Attributable interest	100.00%	100.00%
Anderson Development SB, LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Cultivation	Cultivation
Jurisdiction	US	US
Attributable interest	100.00%	100.00%
Paleo Paw Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	CBD Wellness	CBD Wellness
Jurisdiction	US	US
Attributable interest	100.00%	100.00%
Payne Distribution, LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Distribution	Distribution
Jurisdiction	US	US
Attributable interest	100.00%	100.00%
LEEF Brands, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Holding Company	Holding Company
Jurisdiction	Canada	Canada
Attributable interest	100.00%	100.00%
LEEF Holdings, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Holding Company	Holding Company
Jurisdiction	US	US
Attributable interest	100.00%	100.00%
Preferred Brand LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Manufacturing	Manufacturing
Jurisdiction	US	US
Attributable interest	100.00%	100.00%
Seven Zero Seven, LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Manufacturing	Manufacturing
Jurisdiction	US	US
Attributable interest	100.00%	100.00%
LEEF Management, LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Payroll	Payroll
Jurisdiction	US	US
Attributable interest	100.00%	100.00%
1127466 B.C. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Real Estate	Real Estate
Jurisdiction	Canada	Canada
Attributable interest	100.00%	100.00%
1200665 B.C. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Real Estate	Real Estate
Jurisdiction	Canada	Canada
Attributable interest	100.00%	100.00%
SCRCB, LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Cultivation	Cultivation
Jurisdiction	US	US
Attributable interest	100.00%	100.00%
The Leaf at 73740, LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Dispensary	Dispensary
Jurisdiction	US	US
Attributable interest	100.00%	100.00%
Green Cross Nevada LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Manufacturing	Manufacturing
Jurisdiction	US	US
Attributable interest	100.00%	100.00%
V6E Holdings, LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Manufacturing	Manufacturing
Jurisdiction	US	US
Attributable interest	100.00%	100.00%
LEEF Labs NY LLC. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Manufacturing	Manufacturing
Jurisdiction	US	US
Attributable interest	100.00%	100.00%
LEEF Labs NJ, LLC, [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Manufacturing	Manufacturing
Jurisdiction	US	US
Attributable interest	100.00%	100.00%
Eaton Processing LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purpose	Manufacturing	Manufacturing
Jurisdiction	US	US
Attributable interest	100.00%	100.00%